UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N Pennsylvania Street

Indianapolis, IN 46237

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—91.21%

number of shares		market value
	AEROSPACE/DEFENSE - 5.40%
4,085	EDO Corp.	$228,801

	APPLICATION SOFTWARE - 0.90%
2,185	Parametric Technology Corp. *	38,063

	AUTOMOTIVE RETAIL - 0.65%
1,615	Lithia Motors, Inc. - Class A	27,552

	BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.59%
820	Dycom Industries, Inc. *	25,117

	BUILDING PRODUCTS - AIR & HEATING - 2.59%
3,250	Lennox International, Inc.	109,850

	BUSINESS SERVICES - 2.45%
4,215	Macrovision Corp. *	103,815

	COMMERCIAL BANKS - CENTRAL US - 1.73%
2,065	Southwest Bancorp, Inc.	38,863
1,585	Texas Capital Bancshares, Inc. *	34,458

		73,321

	COMMERCIAL BANKS - EASTERN US - 1.36%
1,640	Signature Bank *	57,777

	COMMERCIAL BANKS - SOUTHERN US - 1.62%
2,212	Cadence Financial Corporation	38,931
2,624	Sterling Bancshares, Inc.	29,940

		68,871

	COMMERCIAL SERVICES - FINANCE - 3.30%
3,069	Interactive Data Corp.	86,546
1,960	Net 1 UEPS Technologies, Inc. *	53,253

		139,799

	COMPUTER AIDED DESIGN - 1.40%
4,149	Aspen Technology, Inc. *	59,414

	COMPUTERS - MEMORY DEVICES - 0.56%
3,320	Smart Modular Technologies (WWH), Inc. *	23,738

	COMPUTERS - PERIPHERAL EQUIPMENT - 0.87%
1,380	Electronics for Imaging, Inc. *	37,067

	CONSULTING SERVICES - 2.01%
4,181	LECG Corporation *	62,297
1,825	Navigant Consulting, Inc. *	23,105

		85,402

	CONSUMER PRODUCTS - MISCELLANEOUS - 0.40%
543	Jarden Corporation *	16,800

	DATA PROCESSING/MANAGEMENT - 0.70%
3,202	infoUSA, Inc.	29,747

	DECISION SUPPORT SOFTWARE - 1.11%
1,146	SPSS, Inc. *	47,146

	E-COMMERCE/PRODUCTS - 2.30%
8,430	1-800-FLOWERS.COM, Inc. - Class A *	97,704

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.39%
2,110	Microsemi Corporation *	58,827

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—91.21%—continued

number of shares		market value
	ELECTRONICS COMPONENTS - MISCELLANEOUS - 1.08%
1,925	Benchmark Electronics, Inc. *	$45,950

	ELECTRONICS - 2.43%
3,400	DTS, Inc. *	103,258

	ENGINEERING / R&D SERVICES - 1.99%
1,495	URS Corp. *	84,393

	FILTRATION/SEPARATION PRODUCTS - 0.73%
2,205	Polypore International, Inc. *	31,002

	FINANCE - CREDIT CARD - 0.57%
985	Advanta Corp. - Class A	24,004

	FINANCIAL GUARANTY INSURANCE - 1.18%
1,838	Assured Guaranty, Ltd.	49,938

	GAS - DISTRIBUTION - 0.50%
530	AGL Resources, Inc.	20,999

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 0.49%
1,255	Altra Holdings, Inc. *	20,921

	GOLD & SILVER ORES - 1.06%
5,164	IAMGOLD Corp.	44,772

	HOUSEHOLD PRODUCTS - 0.83%
2,620	Central Garden & Pet Co. - Class A *	23,528
1,310	Central Garden & Pet Co. *	11,659

		35,187

	INDUSTRIAL AUDIO & VIDEO PRODUCTION - 1.08%
4,358	Sonic Solutions *	45,628

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.67%
2,710	Intermec, Inc. *	70,785

	LIFE INSURANCE - 2.50%
4,998	American Equity Investment Life Holding Company	53,229
1,825	IPC Holdings, Ltd.	52,651

		105,880

	MACHINERY - PUMPS - 0.65%
360	Flowserve Corp.	27,425

	MEDICAL - BIOMEDICAL/GENETICS - 1.83%
375	Bio-Rad Laboratories, Inc. - Class A *	33,938
775	Charles River Laboratories International, Inc. *	43,516

		77,454

	MEDICAL - DRUGS - 1.98%
2,940	K-V Pharmaceutical Co. - Class A *	84,084

	MEDICAL - MEDICAL - OUTPATIENT/HOME MEDICAL - 1.22%
2,245	AmSurg Corp. *	51,792

	METAL PROCESSORS & FABRICATION - 2.53%
2,060	Kaydon Corp.	107,099

	MULTILEVEL DIRECT SELLING - 0.49%
1,276	Nu Skin Enterprises, Inc. - Class A	20,620

	NETWORKING PRODUCTS - 0.55%
875	Polycom, Inc. *	23,502

	OIL & GAS DRILLING - 1.72%
11,120	Grey Wolf, Inc. *	72,836

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—91.21%—continued

number of shares		market value
	OIL & GAS FIELD SERVICES - 4.80%
2,685	Oceaneering International, Inc. *	$203,523

	OIL COMPANY - EXPLORATION & PRODUCTION - 3.14%
2,810	Comstock Resources, Inc. *	86,660
1,135	Swift Energy Co. *	46,444

		133,104

	PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.38%
2,165	Avid Technology, Inc. *	58,628

	PUBLISHING - BOOKS - 2.31%
2,179	John Wiley & Sons, Inc. - Class A	97,902

	RETAIL - APPAREL/SHOE - 0.68%
1,590	Stage Stores, Inc.	28,986

	RETAIL - OFFICE SUPPLIES - 1.40%
1,720	School Specialty, Inc. *	59,564

	RETAIL - RADIO, TV & CONSUMER ELECTRONICS - 1.05%
750	Guitar Center, Inc. *	44,475

	RETAIL - RESTAURANTS - 1.22%
605	Brinker International, Inc.	16,601
865	CBRL Group, Inc.	35,292

		51,893

	SERVICES - BUSINESS SERVICES - 1.55%
7,529	SonicWALL, Inc. *	65,728

	SERVICES - HELP SUPPLY SERVICES - 2.87%
3,670	Cross Country Healthcare, Inc. *	64,115
6,180	On Assignment, Inc. *	57,721

		121,836

	SERVICES - SOCIAL SERVICES - 1.64%
2,370	Providence Service Corp. *	69,583

	SURETY INSURANCE - 1.10%
5,010	RAM Holdings, Ltd. *	46,593

	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.60%
5,244	Merit Medical Systems, Inc. *	68,067

	TECHNOLOGY DISTRIBUTORS - 1.87%
3,070	Insight Enterprises, Inc. *	79,237

	TELECOMMUNICATIONS EQUIPMENT - 1.95%
1,645	CommScope, Inc. *	82,645

	TRANSACTIONAL SOFTWARE - 0.53%
1,786	Bottomline Technologies, Inc. *	22,379

	TRANSPORT - RAIL - 0.77%
1,130	Genesee & Wyoming, Inc. - Class A *	32,589

	WIRE & CABLE PRODUCTS - 1.29%
1,165	Belden, Inc.	54,650

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.65%
4,405	Syniverse Holdings, Inc. *	70,040

	Total Common Stocks (cost $3,129,083)	3,867,762

SMALL CAP VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

CLOSED-END MANAGEMENT INVESTMENT COMPANIES—1.74%

number of shares		market value
3,545	Apollo Investment Corp.	$73,736

	Total Closed-End Management Investment Companies (cost $79,905)	73,736

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED—4.35%

number of shares		market value
3,085	Annaly Capital Management, Inc.	49,144
5,443	Deerfield Triarc Capital Corp.	49,259
2,104	Kite Realty Group Trust	39,555
5,805	MFA Mortgage Investments, Inc.	46,556

	Total Real Estate Investment Trusts - Diversified (cost $194,029)	184,514

INVESTMENT COMPANIES—2.17%

number of shares		market value
3,295	Compass Diversified Trust	52,918
2,929	PennantPark Investment Corp.	39,248

	Total Investment Companies (cost $97,948)	92,166

SHORT-TERM INVESTMENTS—0.83%

number of shares		market value
35,129	Timothy Plan Money Market Fund, 4.45% (A)(B)	35,129

	Total Short-Term Investments (cost $35,129)	35,129

	Total Investments (identified cost $3,536,094) - 100.30%	4,253,307

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.30)%	(12,885)

	Net Assets - 100.00%	$4,240,422

*	Non-income producing securities.
(A)	Variable rate security; the yield shown represents the rate at September 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2007.

Gross Unrealized Appreciation	$965,104
Gross Unrealized Depreciation	(247,891)

Net Unrealized Gain/(Loss)	$717,213

Cost of Investments	$3,536,094

At its regular quarterly meeting held on August 24, 2007, the Board of Trustees of the Timothy Plan voted to close the Timothy Plan Small Cap Variable Series and wind up its affairs. The Board took this action because of the Fund's small size, the fact the Fund had been closed to new investors for some time and would not be accumulating new assets, and the availability of suitable substitute investments for Fund shareholders. The Fund will cease operations on October 31, 2007.

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	November 26, 2007